FIRST AMERITAS LIFE INSURANCE CORP. OF NEW YORK ("First Ameritas")
      FIRST AMERITAS VARIABLE ANNUITY SEPARATE ACCOUNT ("Separate Account")
           Supplement to OVERTURE ACCENT! Prospectus Dated May 1, 2002

                          Supplement Dated June 1, 2002

The changes to the prospectus identified in this supplement relate to the Value+ Option available for Policies issued after June 1, 2002

1.   Cover Page.  The following paragraph is added:

          Optional features of the Policy include the Value+ Option. First Ameritas will credit a bonus to your Policy value on all premium payments you make during the first nine Policy Years. Policy expenses are higher if optional features are selected. Expenses for the Value+ Option may exceed the credit you receive.

2. Page 6. The following addition is made to the FEE TABLES schedule of charges:

     ------------------------------------------------------------------------------ ---------------- ---------------
                                                                                                       Guaranteed
     '  = Base Policy Fees.                                                             Current         Maximum
     Y  = Optional Feature Fees.                                                          Fee             Fee
     ------------------------------------------------------------------------------ ---------------- ---------------
     Y    Optional Value+ Option                                                         0.42%          0.55%
     ---------------------------------------------------------------------------------------------------------------


3. Page 8. The EXAMPLES OF EXPENSES text and table is changed to the following:

         EXAMPLES OF EXPENSES. The following chart shows the overall expenses you would pay under a Policy under certain assumptions on a $1,000 investment with a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the Subaccount listed. In total, these examples assume maximum charges of 0.95% Separate Account annual expenses, 1.10% of other Policy value annual expenses for optional features, a $40 Policy fee, plus the underlying portfolio 2001 expenses. If you select no optional features, your expenses could be less than shown. If our current fees are less than the guaranteed maximum fees, your expenses could also be less than shown. The examples assume that the fee waiver and expense reimbursement limits set forth in the chart above will continue for the periods shown in the example, but do not reflect any premium tax charge since New York does not currently levy one on Policy premium. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be greater or less than those shown in the chart.

                                     ------------------------------------------------------------------------------
                                      Surrender Policy at end   Annuitize Policy at the      Policy is neither
                                      of the time period. ($)   end of the time period.       surrendered nor
                                                                          ($)                 annuitized. ($)
-------------------------------------------------------------------------------------------------------------------
                                     ------------------------------------------------------------------------------
     Variable Investment Option      1 Yr   3 Yr  5 Yr  10 Yr  1 Yr   3 Yr   5 Yr  10 Yr 1 Yr   3 Yr   5 Yr  10 Yr
-------------------------------------------------------------------------------------------------------------------
              ALGER
Alger American Balanced               $110   $171  $225   $327  $110    $91   $155  $327   $30    $91   $155  $327
Alger American Leveraged AllCap       $111   $173  $229   $333  $111    $93   $159  $333   $31    $93   $159  $333
          AMERICAN CENTURY
VP Income & Growth                    $108   $167  $218   $313  $108    $87   $148  $313   $28    $87   $148  $313
  AMERITAS PORTFOLIOS (subadvisor)
Ameritas Growth (Fred Alger)          $110   $173  $227   $331  $110    $93   $157  $331   $30    $93   $157  $331
Ameritas Income & Growth (Fred Alger) $109   $169  $222   $320  $109    $89   $152  $320   $29    $89   $152  $320
Ameritas MidCap Growth (Fred Alger)   $111   $174  $230   $335  $111    $94   $160  $335   $31    $94   $160  $335
Ameritas Small Company Equity Babson) $116   $190  $257   $386  $116   $110   $187  $386   $36   $110   $187  $386
Ameritas Money Market (Calvert)       $105   $157  $201   $280  $105    $77   $131  $280   $25    $77   $131  $280
Ameritas Small Capitalization (McStay)$111   $176  $233   $341  $111    $96   $163  $341   $31    $96   $163  $341
Ameritas Emerging Growth (MFS Co.)    $111   $174  $230   $336  $111    $94   $160  $336   $31    $94   $160  $336
Ameritas Growth With Income (MFS Co.) $111   $175  $232   $339  $111    $95   $162  $339   $31    $95   $162  $339
Ameritas Research (MFS Co.)           $111   $175  $231   $337  $111    $95   $161  $337   $31    $95   $161  $337
Ameritas Select (Harris/Oakmark)      $116   $189  $254   $382  $116   $109   $184  $382   $36   $109   $184  $382
Ameritas Index 500 (State Street)     $105   $158  $202   $282  $105    $78   $132  $282   $25    $78   $132  $282
         CALVERT PORTFOLIOS
CVS Income                            $111   $175  $232   $339  $111    $95   $162  $339   $31    $95   $162  $339
CVS Social Balanced                   $110   $172  $227   $330  $110    $92   $157  $330   $30    $92   $157  $330
CVS Social Equity                     $111   $175  $232   $339  $111    $95   $162  $339   $31    $95   $162  $339
CVS Social International Equity       $117   $194  $262   $396  $117   $114   $192  $396   $37   $114   $192  $396
CVS Social Mid Cap Growth             $113   $180  $239   $353  $113   $100   $169  $353   $33   $100   $169  $353
CVS Social Small Cap Growth           $115   $187  $251   $376  $115   $107   $181  $376   $35   $107   $181  $376

                                     ------------------------------------------------------------------------------
                                      Surrender Policy at end   Annuitize Policy at the      Policy is neither
                                      of the time period. ($)   end of the time period.       surrendered nor
                                                                          ($)                 annuitized. ($)
-------------------------------------------------------------------------------------------------------------------
                                     ------------------------------------------------------------------------------
     Variable Investment Option      1 Yr   3 Yr  5 Yr  10 Yr  1 Yr   3 Yr   5 Yr  10 Yr 1 Yr   3 Yr   5 Yr  10 Yr
-------------------------------------------------------------------------------------------------------------------
        FIDELITY (Service Class 2)
VIP Asset Manager                     $108   $165  $215   $307  $108    $85   $145  $307   $28    $85   $145  $307
VIP Asset Manager: Growth             $109   $168  $220   $316  $109    $88   $150  $316   $29    $88   $150  $316
VIP Contrafund                        $108   $166  $217   $311  $108    $86   $147  $311   $28    $86   $147  $311
VIP Equity-Income                     $107   $163  $212   $301  $107    $83   $142  $301   $27    $83   $142  $301
VIP Growth                            $108   $166  $217   $311  $108    $86   $147  $311   $28    $86   $147  $311
VIP High Income                       $108   $167  $219   $314  $108    $87   $149  $314   $28    $87   $149  $314
VIP Investment Grade Bond             $107   $162  $210   $297  $107    $82   $140  $297   $27    $82   $140  $297
VIP Overseas                          $111   $173  $229   $333  $111    $93   $159  $333   $31    $93   $159  $333
           INVESCO FUNDS
VIF Dynamics                          $112   $178  $237   $348  $112    $98   $167  $348   $32    $98   $167  $348
                MFS
New Discovery                         $112   $178  $236   $346  $112    $98   $166  $346   $32    $98   $166  $346
Strategic Income                      $111   $173  $229   $333  $111    $93   $159  $333   $31    $93   $159  $333
Utilities                             $111   $174  $229   $334  $111    $94   $159  $334   $31    $94   $159  $334
           MORGAN STANLEY
Emerging Markets Equity               $120   $201  $273   $416  $120   $121   $203  $416   $40   $121   $203  $416
Global Value Equity                   $113   $180  $240   $355  $113   $100   $170  $355   $33   $100   $170  $355
International Magnum                  $113   $181  $240   $356  $113   $101   $170  $356   $33   $101   $170  $356
U.S. Real Estate                      $112   $179  $237   $350  $112    $99   $167  $350   $32    $99   $167  $350
          SALOMON BROTHERS
Variable Capital                      $111   $176  $233   $341  $111    $96   $163  $341   $31    $96   $163  $341
       SUMMIT PINNACLE SERIES
Nasdaq-100 Index                      $108   $166  $216   $308  $108    $86   $146  $308   $28    $86   $146  $308
Russell 2000 Small Cap Index          $109   $168  $221   $317  $109    $88   $151  $317   $29    $88   $151  $317
S&P MidCap 400 Index                  $107   $164  $213   $303  $107    $84   $143  $303   $27    $84   $143  $303
            THIRD AVENUE
Third Avenue Value                    $114   $185  $247   $368  $114   $105   $177  $368   $34   $105   $177  $368
-------------------------------------------------------------------------------------------------------------------

These examples reflect Separate Account and 2001 underlying portfolio expenses. The $40 guaranteed maximum annual Policy fee is reflected in these examples, based on an average Policy value of $75,000; however, we do not currently charge the Policy fee.

4. Page 11. The section IMPORTANT POLICY PROVISIONS, POLICY APPLICATION AND ISSUANCE, "Right to Examine" Period Allocations, is amended by adding the following paragraph:

         Value+ Option and "Right to Examine" Period. The Value+ Option amount, including increases for earnings or reductions for investment losses on the Credit, (the "Credit Value") is not part of any "right to examine" refund. When state law requires refund of full premium, the refund amount is the full premium unaffected by any Credits or investment performance.

5. Pages 14 and 21. The Optional Features list and the OPTIONAL FEATURES' FEES list are changed by adding the following:

     Optional Feature                    Prospectus Section Where It Is Covered
     ----------------                    --------------------------------------
     Y optional Value+ Option............INVESTMENT OPTIONS: Value+ Option


6.   Page 18.  The following is added to the section on INVESTMENT OPTIONS:

         VALUE+ OPTION

         The Value+ Option is subject to administrative availability. It must be elected when you apply for your Policy and is available only with a nine-year surrender charge period (not with optional seven- or five-year surrender charge periods). Once the Value+ Option is elected, it cannot be revoked.

         If you elect the Value+ Option, First Ameritas will credit a bonus (the "Credit") to your Policy value. The Credit will be 4% on all premium payments you make during the first twelve months of the Policy. The Credit will be funded from First Ameritas's general account and will be credited proportionately among the investment options you select for premiums. For premium payments received in Policy Years two through nine, First Ameritas will credit lesser amounts equal to 4% times the decreasing ratios in the following schedule:

                       Year               Formula            Reduced Credit
                       ----               -------            --------------
                         2               4% x 8/9                 3.56%
                         3               4% x 7/9                 3.11%
                         4               4% x 6/9                 2.67%
                         5               4% x 5/9                 2.22%
                         6               4% x 4/9                 1.78%
                         7               4% x 3/9                 1.33%
                         8               4% x 2/9                 0.89%
                         9               4% x 1/9                 0.44%

         Value+ Option Charge

         The annualized charge for the Value+ Option is currently 0.42% of the Policy value, which will be deducted each monthly activity date for the first nine Policy Years. First Ameritas expects to make a profit on this option. If you elect the Value+ Option, your current Separate Account annual expenses will total 1.17% of the average net asset value for the first nine Policy Years, assuming no charges for other riders. If you do not elect the Value+ Option, your current Separate Account annual expenses will be 0.75% for all Policy Years, again assuming no charges for other riders. The decision to elect or decline the Value+ Option depends on whether you believe it is to your advantage to have the Credit and incur the charges or not to have the Credit and avoid the charges. If you expect to surrender the Policy in the first nine Policy Years, you should not elect the Value+ Option because the benefit from the Credit would be less than the charges paid for it. An Owner who holds a Policy for at least nine years will benefit from electing the Value+ Option. After nine Policy Years, both the Policy value and the Cash Surrender Value received upon full surrender of the Policy will be greater if the Value+ Option is elected, than if it had not been elected.

         "Right to Examine" and Value+ Option

         The "right to examine" period allows an Owner to return the Policy and receive a refund. "Right to examine" refunds are governed by state law and may be equal to (a) Policy value, (b) premiums received, or the greater of (a) or
(b). The Value+ Option amount, including increases for earnings or reductions for investment losses on the Credit, (the "Credit Value") is not part of any "right to examine" refund. When state law requires refund of full premium, the refund amount is the full premium unaffected by any Credits or investment performance.

         Withdrawals and Value+ Option Recapture

         If the Value+ Option has been elected, all withdrawals and annuitizations during the first seven Policy Years will be subject to recapture of a portion of the Credit Value. The amount of the Credit Value assumed to be withdrawn is equal to the total withdrawal from the Policy value times the ratio of the Credit Value to the Policy value. In the first four Policy Years, the Credit Value recaptured by First Ameritas is sixty percent (60%) of the Credit Value withdrawn. In Policy Years five through seven, we will reduce the recapture ratio one-ninth each year according to the following schedule:

                      Year                     Percentage
                      ----                     ----------
                        5                        56%
                        6                        44%
                        7                        33%

         EXAMPLE: If you pay $100 in premium in the first Policy Year, we will credit $4 under this option. If at the end of five years this initial $4 Credit now has a value equal to $5 (Credit Value), we would recapture $2.80 (0.56 X $5), in the event you surrender your Policy.

         No recapture will occur after the seventh Policy Year, and the Credit Value will be vested, subject to future increases or decreases for investment gains or losses. If you elected one of the optional free withdrawal charge riders, we will not recapture Credit Value on free withdrawal amounts. For purposes of calculating the withdrawal charge, withdrawals are considered to come from the oldest premium payment first, then the next oldest and so forth. Credit Value recaptured will be proportionate from your investment option allocations at the time of the withdrawal.

         No recapture of the Credit Value will take place:

         - if the Policy is annuitized and applied to a life contingent income option (assuming no premiums paid for two years prior to annuitization),
         -  if a death benefit becomes payable, or
         - if distributions are required in order to meet minimum distributions requirements under the Internal Revenue Code.

         In no event will the total dollar amount of the surrender charge plus recapture of the Credit Value exceed that percentage of premium stated below during the first seven years after a premium payment:

                    Age (in years) of                Maximum Percentage of
                     Premium Payment                       Premium
                    -----------------                ---------------------
                            1                               12.5%
                            2                               11.1%
                            3                               10.2%
                            4                               10.0%
                            5                                9.0%
                            6                                8.0%
                            7                                7.0%






         This Supplement should be retained with the current prospectus for your variable Policy issued by
                First Ameritas Life Insurance Corp. of New York.
         If you do not have a current prospectus, please contact First
             Ameritas at 1-800-745-1112 or www.newyork.ameritas.com.
                            ------------------------